Responses to N-CEN for the year ended 9/30/18

Income Funds

Item G.1.a.vi

Submission of matters to a vote of security holders

During the period covered by this report a Special Meeting of Shareholders of the First Investors Balanced Income Fund, a series of the First Investors Income Funds, was held on September 7, 2018. Shareholders voted in favor of the reorganization of the First Investors Balanced Income Fund, into the First Investors Total Return Fund, a series of First Investors Equity Funds. As of the record date, July 10, 2018 there were 4,826,751 shares outstanding and entitled to vote at the Special Meeting. At the Special Meeting 3,522,933 shares were voted either in person or by proxy in favor and 234,403 shares were voted either in person or by proxy against the proposal. Shareholders as of the record date were also sent a Combined Proxy Statement and Prospectus which was filed with the SEC via EDGAR pursuant to Rule 497 by the First Investors Equity Funds on August 1, 2018 (Accession No. 0000898432-18-000880), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

Item G.1.a.vi

Polices with respect to security investments

During the period covered by this report the First Investors Limited Duration High Quality Bond Fund changed its name to the First Investors Limited Duration Bond Fund. The change was disclosed in the registration statement dated January 31, 2018 for the Income Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000114), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Limited Duration Bond Fund and First Investors Investment Grade Fund each added investments in high yield securities as part of their principal investment strategies. The portion of each fund that is invested in high yield securities is managed by Muzinich & Co., Inc. Each fund also disclosed that it may invest in exchange-traded funds. These changes were disclosed in registration statement dated January 31, 2018 for the Income Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000114), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Investment Grade Fund changed its investment objective from “The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities” to “The Fund seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.” This change was disclosed in the registration statement dated January 31, 2018 for the Income Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000114), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Limited Duration Bond Fund disclosed that it seeks to maintain an average weighted duration of between one and six years. The strategy was disclosed in a supplement dated May 4, 2018 to the registration statement for the Income Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No. 0000898432-18-000595), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Strategic Income Fund disclosed that it may also invest in the First Investors Premium Income Fund, a series of the First Investors Equity Funds. This change was disclosed in a supplement dated May 4, 2018 to the registration statement for the Income Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No. 0000898432-18-000595), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Strategic Income Fund disclosed that it may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities. The change was described in a supplement dated June 1, 2018 to the First Investors Income and Equity Funds Prospectus which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on June 6, 2018 (Accession No. 0000898432-18-000688), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

Item G.1.a.vi

Mergers

During the period covered by this report the Board of Trustees of the Income Trust approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which the First Investors Government Fund, a series of the Income Trust, would be reorganized into the First Investors Limited Duration Bond Fund, another series of the Income Trust. Pursuant to the Plan, the Government Fund terminated on September 21, 2018. Approval of the Plan was disclosed in supplements dated May 4, 2018 to the registration statement for the Income Funds and summary prospectus for First Investors Government Fund which were filed with the Securities and Exchange Commission (“SEC”) via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No.0000898432-18-000597 and 0000898432-18-000599 respectively), and are hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN. Shareholders as of a record date were also sent a Combined Information Statement and Prospectus which was filed with the SEC via EDGAR pursuant to Rule 497 on August 16, 2018 (Accession No. 0000898432-18-000915), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the Board of Trustees of the Income Trust approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which the First Investors Balanced Income Fund, a series of the Income Trust, would be reorganized into the First Investors Total Return Fund, a series of the Equity Trust. Pursuant to the Agreement, and upon shareholder approval, the Balanced Income Fund terminated on September 21, 2018. Approval of the Agreement was disclosed in supplements dated May 4, 2018 to the registration statement for the Income Funds and summary prospectus for First Investors Balanced Income Fund which were filed with the SEC via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No.0000898432-18-000597 and 0000898432-18-000598 respectively), and are hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN. Shareholders as of a record date were also sent a Combined Proxy Statement and Prospectus which was filed with the SEC via EDGAR pursuant to Rule 497 on August 1, 2018 (Accession No. 0000898432-18-000880), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

Item G.1.a.vi

Mergers

During the period covered by this report the Board of Trustees of the Income Trust approved a Plan of Reorganization and Termination (the “Plan”) pursuant to which First Investors Government Fund, a series of the Income Trust, would be reorganized into First Investors Limited Duration Bond Fund, also a series of the Income Trust. No shareholder approval was required for the merger of the First Investors Government Fund into the First Investors Limited Duration bond Fund. Pursuant to the Plan the merger took place on September 21, 2018. The approval of the Plan was disclosed in supplements dated May 4, 2018 to the registration statement for the Income Funds and summary prospectus for First Investors Government Fund which were filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No.0000898432-18-000597 and 0000898432-18-000599 respectively), and are hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN. The Plan was filed as part of the registration statement on form N-14 which was filed pursuant to rule 497 on August 16, 2018 (Accession No. 0000898432-18-000915), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.